Shareholders' equity (Tables)	12 Months Ended
Sep. 30, 2021
Shareholders' equity
Summary of share capital by class

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Share capital
Ordinary share capital, fully paid	41,601	40,509	41,601	40,509
RSP treasury shares[1]	(661)	(618)	(661)	(618)
Other treasury shares[2]	55	55	(3)	(3)
Total treasury shares	(606)	(563)	(664)	(621)
Total share capital	40,995	39,946	40,937	39,888
NCI	57	51	-	-

1.	2021: 4,363,329 unvested shares held (2020: 4,588,277).
2.	2021: nil shares held (2020: nil).

Ordinary shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2021	2020
Opening balance	3,611,684,870	3,489,928,773
Share issuances[3]	-	110,919,861
Dividend reinvestment plan[4]	20,213,205	10,836,236
Dividend reinvestment plan underwrite[5]	36,693,733	-
Closing balance	3,668,591,808	3,611,684,870

3.	The average price per share for the share issuance in 2020 was $24.81.
4.

The DRP for the 2021 interim dividend had no impact on the number of ordinary shares on issue as Westpac arranged for the purchase of the necessary shares from the market and transfer to participants of 9,085,937 ordinary shares at an average price of $25.98. The price per share for the issuance of shares in relation to the dividend reinvestment plan for the 2020 final dividend was $19.83 (2020: 2019 final dividend was $25.17).

5.

The Group entered into an arrangement to fully underwrite the 2020 final dividend, referred to as a DRP underwrite. The arrangement ensured that the capital impact of the dividend was negated as new shares of equivalent value to the amount of dividend that was paid to shareholders in cash were purchased by the DRP underwriter. The price per share for the issuance of shares in relation to the 2020 DRP underwrite was $19.59.

Ordinary shares purchased on-market

	2021
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	1,178,527	19.09
RSP[6]	2,052,825	21.09
Westpac Performance Plan (WPP) - share rights exercised	231,913	21.89
Total number of ordinary shares purchased on-market	3,463,265

6.	Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

For details of the share-based payment arrangements refer to Note 32.

Schedule of reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Debt securities at FVOCI reserve
Balance as at beginning of year	177	(22)	125	(25)
Net gains/(losses) from changes in fair value	578	360	730	292
Income tax effect	(177)	(96)	(220)	(77)
Transferred to income statements	(195)	(79)	(195)	(79)
Income tax effect	58	15	58	15
Loss allowance on debt securities measured at FVOCI	2	2	2	2
Exchange differences	-	(3)	(1)	(3)
Balance as at end of year	443	177	499	125
Equity securities at FVOCI reserve
Balance as at beginning of year	(4)	17	-	(1)
Net gains/(losses) from changes in fair value	50	(21)	(2)	1
Income tax effect	(2)	-	-	-
Balance as at end of year	44	(4)	(2)	-
Share-based payment reserve
Balance as at beginning of year	1,720	1,642	1,611	1,533
Share-based payment expense	86	78	86	78
Balance as at end of year	1,806	1,720	1,697	1,611
Cash flow hedge reserve
Balance as at beginning of year	(42)	(129)	20	(65)
Net gains/(losses) from changes in fair value	296	(95)	177	(28)
Income tax effect	(86)	28	(53)	9
Transferred to income statements	39	218	(13)	150
Income tax effect	(11)	(64)	4	(46)
Balance as at end of year	196	(42)	135	20
Foreign currency translation reserve
Balance as at beginning of year	(292)	(179)	(221)	(145)
Exchange differences on translation of foreign operations	249	(177)	40	(148)
Gains/(losses) on net investment hedges	(198)	9	(41)	17
Transferred to income statements	-	55	-	55
Balance as at end of year	(241)	(292)	(222)	(221)
Other reserves
Balance as at beginning of year	(15)	(18)	41	41
Transactions with owners	(6)	3	-	-
Balance as at end of year	(21)	(15)	41	41
Total reserves	2,227	1,544	2,148	1,576